Available-for-Sale Securities Investments, Non-Current	12 Months Ended
Dec. 31, 2016
Available-for-Sale Securities Investments
Available-for-Sale Securities Investments, Non-Current

12. Available-for-Sale Securities Investments:

        The carrying amount and fair value of the Group's available-for-sale securities investments were RMB269,736 and RMB407,944 as follows as of December 31, 2015 and 2016.

	As of December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities.	262,519	2,498	(10,281)	254,736
Debt securities	15,000	—	—	15,000

Total	277,519	2,498	(10,281)	269,736

	As of December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities.	229,147	11,742	—	240,889
Debt securities	167,055	—	—	167,055

Total	396,202	11,742	—	407,944

        The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators such as market condition for the investees' industry and products and services. The Group recorded impairments in the amounts of nil, nil and RMB48,634 for the years ended December 31, 2014, 2015 and 2016, respectively.